Restatement of Previously Issued Financial Statements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it should restate its financial statements to classify all Public Shares in temporary equity. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of
$10.00
per Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. As a result, the Company restated its previously filed financial statements to present all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.
As a result, management has noted an adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Class A common stock.
In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per common share calculation to allocate net income (loss) pro rata between Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the restatement on the Company’s historical financial statements is reflected in the following tables.

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$222,869,540	$30,130,460	$253,000,000
Class A common stock	$301	$(301)	$—
Additional paid-in capital	$7,255,150	$(7,255,150)	$—
Accumulated deficit	$(2,256,081)	$(22,875,009)	$(25,131,090)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(30,130,460)	$(25,130,457)

Balance Sheet as of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$210,821,530	$42,178,470	$253,000,000
Class A common stock	$422	$(422)	$—
Additional paid-in capital	$19,303,036	$(19,303,036)	$—
Accumulated deficit	$(14,304,088)	$(22,875,012)	$(37,179,100)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(42,178,470)	$(37,178,467)

Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	25,300,000	—	25,300,000
Basic and diluted net income per common stock, Class A common stock	$—	$0.05	$0.05
Basic and diluted weighted average shares outstanding, Class B common stock	6,325,000	—	6,325,000
Basic and diluted net income per common stock, Class B common stock	$0.23	$(0.18)	$0.05

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	25,300,000	—	25,300,000
Basic and diluted net loss per common stock, Class A common stock	$—	$(0.38)	$(0.38)
Basic and diluted weighted average shares outstanding, Class B common stock	6,325,000	—	6,325,000
Basic and diluted net loss per common stock, Class B common stock	$(1.90)	$1.52	$(0.38)

Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	25,300,000	—	25,300,000
Basic and diluted net loss per common stock, Class A common stock	$—	$(0.33)	$(0.33)
Basic and diluted weighted average shares outstanding, Class B common stock	6,325,000	—	6,325,000
Basic and diluted net loss per common stock, Class B common stock	$(1.67)	$1.34	$(0.33)

Statement of Cash Flows for the Three Months Ended March 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$1,463,217	$(1,463,217)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$(10,584,790)	$10,584,790	$—

LIVE OAK ACQUISITION CORP. I I [Member]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 24, 2021, to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $
5,000,001.
 Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable
Class A common stock as temporary equity and to
recognize
accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on December 7, 2020 (the “Post-IPO Balance Sheet”) and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 24, 2021, as well as the Form 10-Qs for the quarterly periods ended March 31, 2021 and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited financial statements covering the periods through December 31, 2020. The Company’s unaudited financial statements for the quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in an amendment to the Company’s Form 10-Q/A for the quarterly period ended September 30, 2021 to be filed with the SEC. Refer to Note 3 and Note 8, which have been updated to reflect the restatement contained in this annual Report.
Impact of the Restatement
The impact of the restatement on the Post IPO Balance Sheet as of December 7, 2020 is presented below:

As of December 7, 2020	As Previously Reported	Adjustment	As Restated
Total assets	$255,055,116		$255,055,116
Total liabilities	$8,095,767		$8,095,767
Class A common stock subject to possible redemption	241,959,340	11,040,660	253,000,000
Preferred stock	—	—	—
Class A common stock	110	(110)	—
Class B common stock	633	—	633
Additional paid-in capital	5,005,580	(5,005,580)	—
Accumulated deficit	(1,314)	(6,039,970)	(6,041,284)
Total stockholders’ equity (deficit)	$5,000,009	$(11,040,660)	$(6,040,651)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$255,055,116	$—	$255,055,116
The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

As of December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Total assets	$255,028,278		$255,028,278
Total liabilities	$28,621,953		$28,621,953
Class A common stock subject to possible redemption	221,406,320	31,593,680	253,000,000
Preferred stock	—	—	—
Class A common stock	316	(316)	—
Class B common stock	633	—	633
Additional paid-in capital	8,718,352	(8,718,352)	—
Accumulated deficit	(3,719,296)	(22,875,012)	(26,594,308)
Total stockholders’ equity (deficit)	$5,000,005	$(31,593,680)	$(26,593,675)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$255,028,278	$—	$255,028,278
The impact to the reported
amounts
of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the period ended December 31, 2020:

	Earnings Per Share
For the period From August 12, 2020 (Inception) Through December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Net loss	$(3,719,296)	$—	$(3,719,296)
Weighted average shares outstanding — Class A common stock	25,300,000	(21,023,944)	4,276,056
Basic and diluted earnings per share — Class A common stock	$—	$(0.37)	$(0.37)
Weighted average shares outstanding — Class B common stock	5,645,246	—	5,645,246
Basic and diluted earnings per share — Class B common stock	$(0.66)	$0.29	$(0.37)
The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:

Period From August 12, 2020 (Inception) Through December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Cash Flow from Operating Activities	$(159,974)	$—	$(159,974)
Cash Flows used in Investing Activities	$(253,000,000)	$—	$(253,000,000)
Cash Flows provided by Financing Activities	$255,056,144	$—	$255,056,144
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$27,981	$—	$27,981
Deferred underwriting fee payable	$8,067,500	$—	$8,067,500
Initial classification of Class A common stock subject to possible redemption	$224,536,340	$(224,536,340)	$—
Change in value of Class A common stock subject to possible redemption	$(3,130,020)	$3,130,020	$—